Accounting Changes (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Right of use assets	$ 155,987
Subtotals Assets
Lease liability	158,494
Subtotals Liabilities
Additions [Member]
Disclosure of financial assets [line items]
Right of use assets	154,284
Subtotals Assets	154,284
Lease liability	154,284
Subtotals Liabilities	$ 154,284